Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Activity for All Stock Options Granted

The following table summarizes the activity for all stock options granted:

	Options outstanding	Weighted average exercise price	Average remaining contractual terms (in years)	Aggregate intrinsic Value (in thousands)
Outstanding at January 1, 2022	3,270,020	$12.00	7.30	$639,131
Exercised	(315,268)	12.20
Grant	—
Forfeited or expired	(2,982)	14.60
Outstanding at December 31, 2022	2,951,770	$12.00	6.46	$42,143
Exercised	(108,940)	11.00
Grant	—
Forfeited or expired	(21,756)	11.00
Outstanding at December 31, 2023	2,821,074	$11.93	5.42	$37,431
Exercised	(1,104,673)	8.80
Grant	—
Forfeited or expired	(58,549)	11.00
Outstanding at December 31, 2024	1,657,852	$14.02	5.46	$—
Vested and expected to vest at December 31, 2024	1,657,852	$14.02	5.46	$—
Exercisable at December 31, 2024	1,657,852	$14.02	5.46	$—

Schedule of Activity for All Restricted Stock Units Granted

The following table summarizes the activity for all restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2022	352,050	$367.60
Granted	14,250	55.80
Vested	(83,751)	367.60
Cancelled	(51,136)	367.60
Unvested at December 31, 2022	231,413	$348.40
Granted	4,000	24.59
Vested	(77,441)	350.51
Cancelled	(8,249)	305.60
Unvested at December 31, 2023	149,723	$341.02
Granted	3,500	17.63
Vested	(70,345)	351.28
Cancelled	(18,441)	297.44
Unvested at December 31, 2024	64,437	$324.73

The following table summarizes the activity for all performance-based restricted stock units granted:

	Shares	Weighted- average grant date fair value
Unvested at January 1, 2022	—	$—
Granted	69,322	77.60
Vested	—	—
Cancelled	—	—
Unvested at December 31, 2022	69,322	$77.60
Granted	69,322	23.40
Vested	(69,322)	77.60
Cancelled	—	—
Unvested at December 31, 2023	69,322	23.40
Granted	69,322	18.20
Vested	(59,419)	23.40
Cancelled	(9,903)	23.40
Unvested at December 31, 2024	69,322	$18.20